Acquisitions (Schedule Of Assets Acquired And Liabilities Assumed In Acquisition Table) (Details) (USD $) In Millions, unless otherwise specified	Oct. 05, 2012 Sunoco Merger [Member]		Mar. 25, 2012 Southern Union Merger [Member]
Business Acquisition [Line Items]
Current assets	$ 7,312	[1]	$ 556	[2]
Property, plant and equipment	6,686	[1]	6,242	[2]
Goodwill	2,641	[1]	2,497	[2]
Intangible assets	1,361	[1]	55	[2]
Investments in unconsolidated affiliates	240	[1]	2,023	[2]
Note receivable	821	[1]	0	[2]
Other assets	128	[1]	163	[2]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	19,189	[1]	11,536	[2]
Current liabilities	4,424	[1]	1,348	[2]
Long-term debt obligations, less current maturities	2,879	[1]	3,120	[2]
Deferred income taxes	1,762	[1]	1,419	[2]
Other non-current liabilities	769	[1]	284	[2]
Noncontrolling interest	3,580	[1]	0	[2]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	13,414	[1]	6,171	[2]
Total consideration	5,775	[1]	5,365	[2]
Cash received	2,714	[1]	37	[2]
Total consideration, net of cash received	$ 3,061	[1]	$ 5,328	[2]

[1]	(1)Includes amounts recorded with respect to Sunoco Logistics.
[2]	(2)Includes ETP’s acquisition of Citrus.